Airport Concessions (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about service concession arrangements [abstract]
Summary of Values of Airport Concessions and Rights to Use Airport Facilities

The table below shows the values of airport concessions and rights to use airport facilities as of December 31, 2023, 2024 and 2025:

		2023		2024		2025
Acquisition cost	Ps.	15,938,359	Ps.	16,600,878	Ps.	16,600,878
assigned to:
Rights to use airport facilities (Note 10):
Runways, aprons, platforms	Ps.	519,057	Ps.	519,057	Ps.	519,057
Buildings		577,270		577,270		577,270
Other facilities		91,241		91,241		91,241
Land		930,140		930,140		930,140
		2,117,708		2,117,708		2,117,708
Airport concessions		13,820,651		13,820,651		13,820,651
Right of use of concessioned assets		-		662,519		662,519
		13,820,651		14,483,170		14,483,170
	Ps.	15,938,359	Ps.	16,600,878	Ps.	16,600,878

Summary of Value of Concessions

The value of the concessions as of December 31, 2023, 2024 and 2025 is as follows:

	December 31, 2023		December 31, 2024		December 31, 2025
Mexican airport concessions	Ps.	13,820,651	Ps.	14,483,170	Ps.	14,483,170
Concession airport MBJA (fair value on date of acquisition in USD$176,086,000) (1)		2,974,709		3,568,964		3,163,684
Concession airport NMIA (upfront fees on date of acquisition in USD$7,146,500)		120,729		144,847		128,399
Less - accumulated amortization (2)		(8,137,101)		(8,574,800)		(9,035,209)
	Ps.	8,778,988	Ps.	9,622,181	Ps.	8,740,044

(1)
The other airport concession includes translation effect for an amount of Ps.(452,218), Ps.618,373, and Ps.(421,728) as of December 31, 2023, 2024 and 2025, respectively.
(2)
Amortization includes translation effect for an amount of Ps.(21,141), Ps.(30,067) and Ps.(14,438) as of December 31, 2023, 2024 and 2025, respectively, Due to translation effects.